SCHEDULE OF LONG TERM BORROWINGS (Details) - USD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Short-Term Debt [Line Items]
Long term borrowings		$ 418,784	$ 116,964
Bank of Jiangsu Long Term [Member]
Short-Term Debt [Line Items]
Annual interest rate		3.75%
Debt description		Mr. Chuanbo Jiang
Long term borrowings		$ 418,784
Bank of Jiangsu Long Term [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Maturity date		Jul. 01, 2026
Bank of Jiangsu Long Term [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Maturity date		Jul. 02, 2026
We Bank Co Ltd [Member]
Short-Term Debt [Line Items]
Annual interest rate	[1]	10.30%
Debt description	[1]	Mr. Chuanbo Jiang
Long term borrowings	[1]		$ 116,964
We Bank Co Ltd [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Maturity date	[1]	Jan. 25, 2026
We Bank Co Ltd [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Maturity date	[1]	Feb. 25, 2026

[1]	The borrowing were repaid ahead of schedule in August and September 2024.